Shareholder Report, Average Annual Return (Details)	12 Months Ended	31 Months Ended	45 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000225987
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sprucegrove International Equity Fund, Institutional Class Shares
C000234397
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sprucegrove International Equity Fund, Investor Class Shares
C000234396
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sprucegrove International Equity Fund, Advisor Class Shares
Without Sales Load [Member] | C000225987
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.64%)		0.81%
Without Sales Load [Member] | C000234397
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.79%)	4.06%
Without Sales Load [Member] | C000234396
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.03%)	3.80%
MSCI EAFE Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Average Annual Return, Percent	3.82%		3.05%
MSCI EAFE Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Average Annual Return, Percent	3.82%	6.76%
MSCI EAFE Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Average Annual Return, Percent	3.82%	6.76%
MSCI EAFE Value Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index (Net) (USD)
Average Annual Return, Percent	5.68%		5.23%
MSCI EAFE Value Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index (Net) (USD)
Average Annual Return, Percent	5.68%	7.85%
MSCI EAFE Value Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index (Net) (USD)
Average Annual Return, Percent	5.68%	7.85%